Business Segment Information [Text Block]	6 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Business Segment Information [Text Block]

BUSINESS SEGMENT INFORMATION

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of our business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with our consolidated financial statements prepared on the basis of U.S. GAAP.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective April 1, 2016, we made modifications to our internal management accounting rules and practices for MUAH and Krungsri to eliminate the presentation of operating profits for MUAH and Krungsri as sub-categories of the Global Business Group. In prior periods, the presentation of the Global Business Group’s operating profit was broken down into the operating profit attributable to each of MUAH, Krungsri and Other than MUAH/Krungsri. However, management no longer considers the breakdown to reflect the responsibility for profits among MUAH, Krungsri and Other than MUAH/Krungsri, particularly in light of the recent changes to the group company structure in the United States to comply with U.S. Enhanced Prudential Standards.

Effective April 1, 2016, we also made modifications to our internal management accounting rules and practices to clarify the responsibility for profits of each business segment. Net revenues, operating expenses and operating profits (losses) relating to the overseas Japanese corporate business are recorded in both the Corporate Banking Business Group and the Global Business Group. The double-counting of these amounts is eliminated in aggregating the amounts of net revenues, operating expenses and operating profits (losses) of the Retail Banking Business Group, the Corporate Banking Business Group, the Global Business Group and the Trust Assets Business Group, which amounts are shown in the Total of Customer Business column in the tables below. Net revenues, operating expenses and operating profits (losses) relating to the overseas Japanese corporate business were previously recorded only in the Global Business Group. This modification reflected management’s determination that, given the operations of the Corporate Banking Business Group servicing Japanese corporate clients, the Corporate Banking Business Group’s responsibility should be clarified to extend beyond the businesses with Japanese corporate clients in Japan to the businesses with Japanese corporate clients in overseas markets. Effective October 1, 2016, we made additional modifications to refine the definition of the overseas Japanese corporate business. These modifications had the impact of increasing the operating profit of the Corporate Banking Business Group for the fiscal years ended March 31, 2014, 2015 and 2016 by ¥52.1 billion, ¥53.8 billion and ¥26.0 billion, respectively.

We made other modifications to our internal management accounting rules and practices to clarify the responsibility for profits of each business segment, effective April 1, 2016, and made additional modifications for similar purposes, effective October 1, 2016. These modifications had the following impact:

•	for the fiscal year ended March 31, 2014, increasing the operating profit of Other by ¥4.8 billion and reducing the operating profits of the Global Business Group and the Global Markets Business Group by ¥3.4 billion and ¥1.4 billion, respectively;

•	for the fiscal year ended March 31, 2015, increasing the operating profits of the Global Markets Business Group and Other by ¥1.0 billion and ¥2.5 billion, respectively, and reducing the operating profit of the Global Business Group by ¥3.5 billion; and

•	for the fiscal year ended March 31, 2016, increasing the operating profits of the Global Markets Business Group and Other by ¥0.8 billion and ¥5.4 billion, respectively, and reducing the operating profit of the Global Business Group by ¥6.2 billion.

The impact of the additional modifications made effective October 1, 2016 on our business segment information for the six months ended September 30, 2015 and 2016 are not material.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2014, 2015 and 2016, respectively:

	Customer Business
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)	Global Markets Business Group	Other	Total
	(in billions)
Fiscal year ended March 31, 2014:
Net revenue:	¥1,283.6	¥1,084.8	¥912.2	¥159.0	¥3,267.4	¥605.1	¥(9.1)	¥3,863.4
BTMU and MUTB:	573.7	897.9	417.9	66.1	1,844.7	438.4	11.3	2,294.4
Net interest income	403.5	407.6	210.6	—	974.0	245.0	96.5	1,315.5
Net fees	161.9	353.8	164.7	66.1	719.4	(23.2)	(50.1)	646.1
Other	8.3	136.5	42.6	—	151.3	216.6	(35.1)	332.8
Other than BTMU andMUTB(2)	709.9	186.9	494.3	92.9	1,422.7	166.7	(20.4)	1,569.0
Operating expenses	952.2	564.8	559.0	95.4	2,051.3	186.8	161.9	2,400.0

Operating profit (loss)	¥331.4	¥520.0	¥353.2	¥63.6	¥1,216.1	¥418.3	¥(171.0)	¥1,463.4

Fiscal year ended March 31, 2015:
Net revenue:	¥1,299.4	¥1,148.5	¥1,289.8	¥171.5	¥3,710.0	¥664.3	¥(9.8)	¥4,364.5
BTMU and MUTB:	577.5	946.2	478.2	71.0	1,944.7	497.7	39.7	2,482.1
Net interest income	374.9	404.9	233.9	—	958.2	278.2	172.2	1,408.6
Net fees	190.7	393.3	190.6	71.0	811.5	(34.8)	(78.8)	697.9
Other	11.9	148.0	53.7	—	175.0	254.3	(53.7)	375.6
Other than BTMU and MUTB(2)	721.9	202.3	811.6	100.5	1,765.3	166.6	(49.5)	1,882.4
Operating expenses	958.8	599.9	793.7	103.2	2,310.2	206.0	184.9	2,701.1

Operating profit (loss)	¥340.6	¥548.6	¥496.1	¥68.3	¥1,399.8	¥458.3	¥(194.7)	¥1,663.4

Fiscal year ended March 31, 2016:
Net revenue:	¥1,259.2	¥1,090.1	¥1,273.1	¥172.2	¥3,615.7	¥636.1	¥(5.6)	¥4,246.2
BTMU and MUTB:	534.9	872.3	446.9	74.3	1,825.5	453.6	116.9	2,396.0
Net interest income	355.7	366.7	207.9	—	884.8	248.3	193.4	1,326.5
Net fees	171.8	387.8	187.1	74.3	791.2	(23.9)	(73.6)	693.7
Other	7.4	117.8	51.9	—	149.5	229.2	(2.9)	375.8
Other than BTMU and MUTB(2)	724.3	217.8	826.2	97.9	1,790.2	182.5	(122.5)	1,850.2
Operating expenses	972.6	603.8	815.1	102.0	2,340.6	208.6	146.0	2,695.2

Operating profit (loss)	¥286.6	¥486.3	¥458.0	¥70.2	¥1,275.1	¥427.5	¥(151.6)	¥1,551.0

Notes:

(1)	Net revenue, operating expenses, and operating profit from the overseas Japanese corporate business were ¥172.2 billion, ¥120.1 billion, and ¥52.1 billion for the fiscal year ended March 31, 2014, ¥199.2 billion, ¥145.4 billion, and ¥53.8 billion for the fiscal year ended March 31, 2015, and ¥178.9 billion, ¥152.9 billion, and ¥26.0 billion for the fiscal year ended March 31, 2016, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business.
(2)	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.